                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

May 2, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Variable Account Funds (the "Registrant")
           Reg. No. 2-93177; File No. 811-811-4180

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of
Additional Information of the Registrant, dated April 30, 2006, no changes were made to the Prospectus and the Statement of Additional Information
contained in Post-Effective Amendment No. 48 to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 28, 2006.

                                                Sincerely,

                                                /s/ Adrienne Ruffle

                                                Adrienne Ruffle
                                                Assistant Vice President and
                                                Assistant Counsel

cc:  Myer, Swanson, Adams &Wolf, P.C.
     Bell, Boyd & Lloyd LLC
     Deloitte & Touche LLP
     Gloria LaFond
     Nancy S. Vann